CREDIT FACILITY AND LONG-TERM DEBT- Additional Information (Detail) - USD ($) $ in Millions										1 Months Ended		12 Months Ended
		May 13, 2020	Feb. 14, 2020	Jan. 24, 2020	May 02, 2018	May 30, 2017	Dec. 22, 2016	Nov. 24, 2015	Feb. 09, 2012	Oct. 31, 2012	Oct. 01, 2012	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2020		May 07, 2020	May 06, 2020	Feb. 18, 2020
Debt Instrument [Line Items]
Uncommitted Receivables Purchase Facility, Maximum Borrowing																			$ 300.0
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt						$ 725.0
Debt fixed interest rate				7.25%		7.25%
Proceeds from Debt, Net of Issuance Costs						$ 711.6
Debt Instrument, Redemption Price, Percentage												100.00%
2025 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 1,000.0
Debt fixed interest rate		9.25%
Proceeds from Debt, Net of Issuance Costs		$ 984.8
2020 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term Debt									$ 675.5
Debt fixed interest rate									8.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt								$ 500.0
Debt fixed interest rate				7.00%				7.00%
Proceeds from Debt, Net of Issuance Costs								$ 490.0
2023 Senior Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			103.50%
2028 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt				$ 1,000.0
Debt fixed interest rate				6.00%
Proceeds from Debt, Net of Issuance Costs				$ 987.0
2028 Senior Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term Debt				$ 1,000.0
Debt fixed interest rate				6.00%
Proceeds from Debt, Net of Issuance Costs				$ 989.0
2028 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	[1]											$ 0.0			$ 1,000.0
Debt Instrument, Redemption Price, Percentage				106.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				35.00%
2025 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	[1]											0.0			1,000.0
Debt Instrument, Redemption Price, Percentage		109.25%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
2025 Senior Secured Notes [Member] | Regulatory Debt Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		104.625%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
Debt Instrument Redemption Price, Percentage of Principal Amount Remaining		6500.00%
Line of Credit [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit												221.4		$ 400.7
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 3,400.0										3,400.0
Line of Credit Facility, Available Increase in Borrowing Capacity					$ 3,500.0
Maximum borrowing capacity, as a percentage of aggregate borrowing capacity											10.00%
Alternative maximum borrowing capacity											$ 100.0
Effective consolidated fixed charge coverage ratio during period											1
Long-term Line of Credit												0.0	[2]	0.0	600.0	[2]
Line of Credit Facility, Accordion Feature, Increase Limit															$ 3,500.0
Ability to incur certain secured debt, percentage of total assets																	20.00%	10.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate										0.25%
Line of Credit [Member] | Revolving Credit Facility [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.25%
Line of Credit [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Company Credit Rating [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage					0.25%
Line of Credit [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate										1.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					2.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Company Credit Rating [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.75%
Catalyst Financing Arrangement [Member]
Debt Instrument [Line Items]
Annual catalyst financing fees												$ 0.7		1.0
Catalyst Financing Arrangement [Member] | Paulsboro Catalyst [Member]
Debt Instrument [Line Items]
Debt fixed interest rate												1.47%
Catalyst Financing Arrangement [Member] | Delaware City Catalyst [Member]
Debt Instrument [Line Items]
Debt fixed interest rate												1.35%
Catalyst Financing Arrangement [Member] | Toledo Catalyst [Member]
Debt Instrument [Line Items]
Debt fixed interest rate												1.75%
Catalyst Financing Arrangement [Member] | Chalmette Catalyst [Member]
Debt Instrument [Line Items]
Debt fixed interest rate												2.10%
Catalyst Financing Arrangement [Member] | Chalmette Catalyst2019 [Member]
Debt Instrument [Line Items]
Debt fixed interest rate												1.80%
Catalyst Financing Arrangement [Member] | Torrance Catalyst [Member]
Debt Instrument [Line Items]
Debt fixed interest rate												1.78%
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage									100.00%
PBF Rail Term Loan [Member] | PBF Rail Logistics Company LLC [Member]
Debt Instrument [Line Items]
Long-term Debt							$ 35.0					$ 14.5		$ 21.6
Debt instrument term							5 years

[1]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the outstanding senior notes.
[2]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.